Subsequent event	12 Months Ended
Dec. 31, 2022
Subsequent Event
Subsequent event

18.	Subsequent event

On February 13, 2023, the Company granted officers and a director an aggregate of 600,000 stock options in accordance with the terms of the Company’s stock option plan, each of which is exercisable into one common share at an exercise price of $0.30 per share until February 14, 2028.